INTANGIBLE ASSETS - Annual amortization rates (Details)	24 Months Ended
Dec. 31, 2020
Customer portfolio
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (as a percent)	12.50%
Trademarks
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (as a percent)	7.70%
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate (as a percent)	20.00%